Cromwell Foresight Global Sustainable Infrastructure Fund
Schedule of Investments
September 30, 2024 (Unaudited)

COMMON STOCKS - 67.5%	Shares	Value
Digital Infrastructure - 12.1%
Cellnex Telecom SA (a)	85,390	$3,470,958
Chorus Ltd.	197,857	1,097,730
Cordiant Digital Infrastructure Ltd. (a)	1,420,115	1,645,804
		6,214,492

Diversified Infrastructure - 20.1%
3i Infrastructure PLC	600,672	2,751,449
Infratil Ltd.	350,540	2,736,143
International Public Partnerships Ltd.	832,874	1,433,091
Sequoia Economic Infrastructure Income Fund Ltd.	1,292,633	1,391,087
Transurban Group	216,702	1,964,720
		10,276,490

Renewable Energy - 33.1%(b)
Boralex, Inc. - Class A	100,590	2,679,025
Brookfield Renewable Partners LP	91,226	2,575,491
Clearway Energy, Inc. - Class C	69,997	2,147,508
Greencoat Renewables PLC	1,304,613	1,359,751
Greencoat UK Wind PLC	648,210	1,225,088
Innergex Renewable Energy, Inc.	277,686	2,152,095
Northland Power, Inc.	119,670	2,066,621
Octopus Renewables Infrastructure Trust PLC Fund	886,732	939,959
Renewables Infrastructure Group Ltd.	1,294,017	1,808,586
		16,954,124

Utilities - 2.2%
National Grid PLC	79,726	1,105,676
TOTAL COMMON STOCKS (Cost $33,847,370)		34,550,782

REAL ESTATE INVESTMENT TRUSTS - 29.3%	Shares	Value
Digital Infrastructure - 16.0%
American Tower Corp.	10,704	2,489,322
Crown Castle, Inc.	11,980	1,421,187
Digital Realty Trust, Inc.	9,297	1,504,534
Equinix, Inc.	3,146	2,792,484
		8,207,527

Diversified Infrastructure - 3.6%
Easterly Government Properties, Inc.	136,011	1,847,029

Health Care - 9.7%
Assura PLC	2,535,065	1,443,296
Healthcare Realty Trust, Inc.	83,289	1,511,695
Healthpeak Properties, Inc.	88,120	2,015,305
		4,970,296
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,050,707)		15,024,852

TOTAL INVESTMENTS - 96.8% (Cost $47,898,077)		49,575,634
Other Assets in Excess of Liabilities - 3.2%		1,620,449
TOTAL NET ASSETS - 100.0%		$51,196,083

Percentages are stated as a percent of net assets.

PLC - Public Limited Company
SA - Sociedad Anónima

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of September 30, 2024, the value of these securities total $5,116,762 or 10.0% of the Fund’s net assets.

(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Cromwell Foresight Global Sustainable Infrastructure Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$15,589,361	$18,961,421	$–	$34,550,782
Real Estate Investment Trusts	13,581,556	1,443,296	–	15,024,852
Total Investments	$29,170,917	$20,404,717	$–	$49,575,634

Refer to the Schedule of Investments for further disaggregation of investment categories.